Business Combinations (Details) (USD $) In Millions, unless otherwise specified	May 31, 2012	May 31, 2013	May 31, 2014
Mexico acquisition [Member]
Business Acquisition Cost Of Acquired Entity [Abstract]
Acquisition price	$ 128
Poland acquisition [Member]
Business Acquisition Cost Of Acquired Entity [Abstract]
Acquisition price		54
Brazil acquisition [Member]
Business Acquisition Cost Of Acquired Entity [Abstract]
Acquisition price		398
France acquisition [Member]
Business Acquisition Cost Of Acquired Entity [Abstract]
Acquisition price		55
Southern Africa acquisition [Member]
Business Acquisition Cost Of Acquired Entity [Abstract]
Acquisition price			$ 36